NET GAIN ON SECURITIES (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net gain on securities [abstract]
Net gain (loss) on investments at fair value through profit or loss	S/ 325,808	S/ (114,892)	S/ (102,761)
Net gain in associates	117,089	104,461	74,021
(Provision) of credit loss for investments at fair value with changes in other comprehensive income, note 6(b)	(4,321)	(58,260)	(6,816)
Net (loss) gain on investments at fair value with changes in other comprehensive income	(14,917)	75,273	65,976
Others	1,485	(1,114)	(1,770)
Total	S/ 425,144	S/ 5,468	S/ 28,650